Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories - Magic [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories [Line Items]
Options outstanding (in Shares) | shares	24,250
Weighted average remaining contractual life	1 year 87 days
Weighted average exercise price	$ 3.45
Options Exercisable (in Shares) | shares	24,250
Weighted Average Exercise price of Options Exercisable	$ 3.45
Exercise Price Range 2.01-3 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories [Line Items]
Ranges of Exercise price, lower limit	2.01
Ranges of Exercise price, upper limit	$ 3
Options outstanding (in Shares) | shares	18,000
Weighted average remaining contractual life	281 days
Weighted average exercise price	$ 2.94
Options Exercisable (in Shares) | shares	18,000
Weighted Average Exercise price of Options Exercisable	$ 2.94
Exercise Price Range 4.01-5 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories [Line Items]
Ranges of Exercise price, lower limit	4.01
Ranges of Exercise price, upper limit	$ 5
Options outstanding (in Shares) | shares	6,250
Weighted average remaining contractual life	2 years 219 days
Weighted average exercise price	$ 4.94
Options Exercisable (in Shares) | shares	6,250
Weighted Average Exercise price of Options Exercisable	$ 4.94